Financial Instruments by Category - Summary of Company's Financial Assets Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 210	$ 410	$ 392
Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	114	74	98
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	96	336	294
Public securities [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	114	74	98
Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	96	336	294
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	210	410	392
Level 1 [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	114	74	98
Level 1 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	96	336	294
Level 1 [member] | Public securities [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	114	74	98
Level 1 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	96	336	294
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Public securities [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Public securities [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 0	$ 0	$ 0